DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 14,902	$ 14,743
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	11,689	12,037
Effective Portion	350	(128)
Ineffective Portion	14	11
Cash flow hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	9,981	11,089
Effective Portion	288	(160)
Ineffective Portion	28	9
Net investment hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	1,708	948
Effective Portion	62	32
Ineffective Portion	$ (14)	$ 2